Goldman Sachs ActiveBeta_R International Equity ETF Expense Example - Goldman Sachs ActiveBeta_R International Equity ETF - Goldman Sachs ActiveBeta_R International Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318